TAXES - Valuation Allowance (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Valuation allowance roll forward
Beginning balance	$ 264,068	$ 215,526
Additions	56,803	56,808
Reversals	(5,220)	(6,379)
Foreign currency translation adjustments	9,270	(7,282)
Ending balance	$ 324,921	$ 258,673